18. Transactions with Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Balance, beginning of year	$ 7,063,713	$ 5,998,756
New loans to related parties	7,619,387	36,354,194
Repayment	(7,153,153)	(35,289,237)
Balance, end of year	$ 7,529,947	$ 7,063,713